As filed with the Securities and Exchange Commission on September 29, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6609

Date of fiscal year end:  October 31, 2011

Date of reporting period:  July 31, 2011

Item 1. Schedules of Investments.

Fort Pitt Capital Total Return Fund
Schedule of Investments
at July 31, 2011 (Unaudited)

Shares / PAR	COMMON STOCKS - 82.48%	Value

	Apparel Manufacturing - 3.73%
11,200	VF Corp.	$1,308,160

	Broadcasting (except Internet) - 4.13%
60,400	Comcast Corp. - Class A	1,450,808

	Chemical Manufacturing - 4.29%
11,050	Allergan, Inc.	898,475
31,595	Pfizer, Inc.	607,888
		1,506,363

	Computer and Electronic Product Manufacturing - 5.89%
18,000	Dell, Inc. *	292,320
27,750	SanDisk Corp. *	1,180,207
20,000	Texas Instruments, Inc.	595,000
		2,067,527

	Credit Intermediation and Related Activities - 5.80%
16,300	Bank of New York Mellon Corp.	409,293
48,700	F.N.B. Corp.	487,000
21,000	PNC Financial Services Group, Inc.	1,140,090
		2,036,383

	Insurance Carriers and Related Activities - 9.02%
30,000	Arthur J. Gallagher & Co.	843,600
15,300	Erie Indemnity Co. - Class A	1,127,610
30,000	Loews Corp.	1,196,100
		3,167,310

	Machinery Manufacturing - 5.37%
58,000	General Electric Co.	1,038,780
9,000	Joy Global, Inc.	845,280
		1,884,060

	Miscellaneous Manufacturing - 3.98%
43,800	Cynosure, Inc. - Class A *	569,838
22,900	Medtronic, Inc.	825,545
		1,395,383

	Oil and Gas Extraction - 1.76%
30,000	El Paso Corp.	616,500

	Paper Manufacturing - 2.00%
10,750	Kimberly-Clark Corp.	702,620

	Petroleum and Coal Products Manufacturing - 0.79%
6,100	BP PLC - ADR	277,184

	Primary Metal Manufacturing - 1.63%
7,000	Alcoa, Inc.	103,110
13,000	Matthews International Corp. - Class A	470,470
		573,580

	Professional, Scientific, and Technical Services - 1.76%
11,300	Amgen, Inc. *	618,110

	Publishing Industries (except Internet) - 7.67%
40,000	CA, Inc.	892,000
40,600	Microsoft Corp.	1,112,440
20,000	OPNET Technologies, Inc.	686,200
		2,690,640

	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.70%
40,000	The Charles Schwab Corp.	597,200

	Support Activities for Mining - 0.79%
59,100	Hercules Offshore, Inc. *	277,770

	Telecommunications - 12.47%
55,000	AT&T, Inc.	1,609,300
33,185	Consolidated Communications Holdings, Inc.	597,994
20,000	Telefonos de Mexico SAB de CV - ADR	323,200
32,600	Verizon Communications, Inc.	1,150,454
57,000	Windstream Corp.	695,970
		4,376,918

	Transportation Equipment Manufacturing - 6.63%
15,200	The Boeing Co.	1,071,144
23,650	Honeywell International, Inc.	1,255,815
		2,326,959

	Utilities - 3.07%
24,100	FirstEnergy Corp.	1,076,065
	Total Common Stocks (Cost $24,724,364)	28,949,540

	EXCHANGE-TRADED FUNDS - 4.49%
8,300	iShares iBoxx $ Investment Grade Corporate Bond Fund	933,086
60,000	iShares MSCI Japan Index Fund	642,600
	Total Exchange-Traded Funds (Cost $1,542,549)	1,575,686

	SHORT-TERM INVESTMENTS - 12.97%
	Money Market Funds - 3.00%
1,053,933	Invesco STIC - Liquid Assets Portfolio - Institutional Class, 0.10% †	1,053,933

	U.S. Treasury Bills - 9.97%
$3,500,000	United States Treasury Bill, 0.06%, due 9/29/11 +	3,499,643
	Total Short-Term Investments (Cost $4,553,581)	4,553,576
	Total Investments (Cost $30,820,494) - 99.94%	35,078,802
	Other Assets in Excess of Liabilities - 0.06%	22,104
	Net Assets - 100.00%	$35,100,906

	* Non-income producing security.
	† Rate shown is the 7-day yield at July 31, 2011.
	+ Rate shown is the discount rate at July 31, 2011.
	ADR - American Depository Receipt

Note 1 – Securities Valuation

The Fort Pitt Capital Total Return Fund’s (the “Fund”) investments in securities are carried at their fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term securities having a maturity of 60 days or less are valued at their amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of July 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stocks
Finance and Insurance	$4,604,793	$—	$—	$4,604,793
Information	8,518,366	—	—	8,518,366
Manufacturing	13,237,936	—	—	13,237,936
Mining	894,270	—	—	894,270
Professional, Scientific, and Technical Services	618,110	—	—	618,110

Utilities	1,076,065	—	—	1,076,065
Total Common Stocks	28,949,540	—	—	28,949,540
Total Exchange-Traded Funds	1,575,686	—	—	1,575,686
Short-Term Investments
Money Market Fund	1,053,933	—	—	1,053,933
U.S. Treasury Bill	—	3,499,643	—	3,499,643
Total Short-Term Investments	1,053,933	3,499,643	—	4,553,576
Total Investments	$31,579,159	$3,499,643	$—	$35,078,802

Refer to the Fund’s Schedule of Investments for a detailed break-out of securities.  Transfers between levels are recognized at July 31, 2011, the end of the reporting period.  The Fund recognized no significant transfers to/from Level 1 or Level 2.  There were no Level 3 securities held in the Fund during the quarter ended July 31, 2011.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at July 31, 2011 was as follows*:

Cost of investments	$30,832,970

Gross unrealized appreciation	$7,367,069
Gross unrealized depreciation	(3,121,237)
Net unrealized appreciation	$4,245,832

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
           Douglas G. Hess, President

Date    9/26/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date    9/26/2011

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date    9/26/2011

* Print the name and title of each signing officer under his or her signature.